Note 5 - Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,	December 31,
	2020	2019
Notes payable:
6.3% Insurance premium finance agreement due July 2020	$-	$39,138
3.8% Insurance premium finance agreement due June 2021	46,580	-
Total notes payable	$46,580	$39,138

Long term debt:
10% Promissory note due January 2024	1,275,000	475,000
Less:
Beneficial conversion feature	(862,775)	(273,422)
Warrants issued	(106,167)	(59,108)
Debt issue costs	(39,460)	(21,962)
Net long term debt	$266,598	$120,508